Employee Benefit Obligations - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Employer contribution to defined benefit plan fund	$ 0
Percentage of sensitizations post-employment benefits to variations	100.00%
Discount rate assumes a decrease	$ 1,343,403	$ 905,602
Discount rate assumes a increase	1,535,060	$ 1,034,800
Defined benefit plans will increase	$ 2,022,131
Weighted average term	7 years 9 months 4 days
Bottom of Range
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans, vesting minimum service requirement period	5 years
Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans, vesting minimum service requirement period	15 years